Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016		Mar. 31, 2016		Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, at beginning of period		¥ 2,539,874		¥ 2,562,345		¥ 2,559,390
Accumulated impairment losses, at beginning of period		(2,085,499)	[1]	(1,751,780)		(1,751,780)
Goodwill, Net at beginning of period		454,375		810,565		807,610
Goodwill acquired during the six months	[2]	2,858
Foreign currency translation adjustments and other		(65,132)				2,955
Goodwill, at end of period		2,477,600		2,539,874		2,562,345
Accumulated impairment losses, at end of period		(2,085,499)		(2,085,499)	[1]	(1,751,780)
Goodwill, Net at end of period		¥ 392,101		454,375		¥ 810,565
Impairment of goodwill				¥ 333,719

[1]	The MUFG Group recognized ¥333,719 million in impairment of goodwill in the second half of the fiscal year ended March 31, 2016. For more information, see Note 6 to the consolidated financial statements for the fiscal year ended March 31, 2016.
[2]	See Note 2 for the goodwill acquired in connection with acquisitions.